EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employees Including Officers Executive And Non-executive Directors
Pension contribution	$ 6,277	$ 5,598	$ 6,510